JPMorgan Global Research Enhanced Index Fund

Schedule of Portfolio Investments as of January 31, 2020

(Unaudited)

THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc., member FINRA.

© J.P. Morgan Chase & Co., 2020.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 98.8%
Argentina — 0.1%
MercadoLibre, Inc.*	3	2,316

Australia — 2.5%
AGL Energy Ltd.	44	580
Alumina Ltd.	453	652
APA Group	123	924
Aristocrat Leisure Ltd.	30	708
Aurizon Holdings Ltd.	271	973
Australia & New Zealand Banking Group Ltd.	312	5,318
BHP Group Ltd.	282	7,234
BHP Group plc	307	6,678
Boral Ltd.	112	370
Brambles Ltd.	129	1,078
Caltex Australia Ltd.	31	713
Coca-Cola Amatil Ltd.	97	767
Cochlear Ltd.	7	1,183
Coles Group Ltd.	91	995
Commonwealth Bank of Australia	132	7,451
Computershare Ltd.	71	843
Crown Resorts Ltd.	9	70
CSL Ltd.	40	8,170
Fortescue Metals Group Ltd.	67	494
Goodman Group, REIT	175	1,736
GPT Group (The), REIT	548	2,187
Incitec Pivot Ltd.	143	310
Insurance Australia Group Ltd.	171	806
Lendlease Group	49	584
Macquarie Group Ltd.	29	2,760
Mirvac Group, REIT	1,145	2,583
National Australia Bank Ltd.	192	3,282
Newcrest Mining Ltd.	60	1,201
Oil Search Ltd.	137	653
Orica Ltd.	52	789
Origin Energy Ltd.	128	690
QBE Insurance Group Ltd.	211	1,924
Ramsay Health Care Ltd.	15	814
REA Group Ltd.(a)	10	750
Rio Tinto Ltd.	44	2,867
Rio Tinto plc	140	7,488
Santos Ltd.	150	862
SEEK Ltd.	5	82
Sonic Healthcare Ltd.	25	532
South32 Ltd.	550	944
Stockland, REIT	259	848
Suncorp Group Ltd.	191	1,634
Sydney Airport	145	809
Tabcorp Holdings Ltd.	206	642
Telstra Corp. Ltd.	125	319
TPG Telecom Ltd.	83	412
Transurban Group	208	2,173
Treasury Wine Estates Ltd.	52	447
Wesfarmers Ltd.	91	2,721
Westpac Banking Corp.	329	5,501
Woodside Petroleum Ltd.	60	1,370
Woolworths Group Ltd.	126	3,489

		99,410

Austria — 0.1%
Erste Group Bank AG*	154	5,669

Belgium — 0.2%
Anheuser-Busch InBev SA/NV	73	5,521
KBC Group NV	33	2,454

		7,975

Canada — 3.5%
Agnico Eagle Mines Ltd.	26	1,610
Alimentation Couche-Tard, Inc., Class B	96	3,217
Bank of Montreal	60	4,566
Bank of Nova Scotia (The)	114	6,222
Barrick Gold Corp.	200	3,711
BCE, Inc.	18	831
Brookfield Asset Management, Inc., Class A	98	5,976
Cameco Corp.	39	316
Canadian Imperial Bank of Commerce	42	3,389
Canadian National Railway Co.	76	7,081
Canadian Natural Resources Ltd.	132	3,724
Canadian Pacific Railway Ltd.	15	3,856
Cenovus Energy, Inc.	115	1,005
CGI, Inc.*	27	2,065
CI Financial Corp.	25	447
Constellation Software, Inc.	2	2,286
Dollarama, Inc.	33	1,110
Emera, Inc.(a)	27	1,186
Enbridge, Inc.	202	8,218
Fairfax Financial Holdings Ltd.	3	1,356
Fortis, Inc.	48	2,078
Franco-Nevada Corp.	21	2,379
Great-West Lifeco, Inc.	30	787
IGM Financial, Inc.	9	268
Imperial Oil Ltd.	30	716
Intact Financial Corp.	15	1,620
Inter Pipeline Ltd.	41	677
Keyera Corp.(a)	21	547
Kirkland Lake Gold Ltd.	23	923
Loblaw Cos. Ltd.(a)	21	1,076
Magna International, Inc.	33	1,677
Manulife Financial Corp.	216	4,202
Metro, Inc.	29	1,175
National Bank of Canada	31	1,736
Nutrien Ltd.	66	2,818
Open Text Corp.	29	1,306
Pembina Pipeline Corp.(a)	51	1,939
Power Corp. of Canada	33	826
Restaurant Brands International, Inc.	27	1,668
Rogers Communications, Inc., Class B	40	1,985
Royal Bank of Canada	134	10,563
Shaw Communications, Inc., Class B	51	1,002
Shopify, Inc., Class A*	9	4,022
Sun Life Financial, Inc.	65	3,060
Suncor Energy, Inc.	174	5,312
TC Energy Corp.	92	5,053
Teck Resources Ltd., Class B	57	738
Thomson Reuters Corp.	22	1,780

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Toronto-Dominion Bank (The)	170	9,388
Wheaton Precious Metals Corp.	51	1,503

		134,996

China — 0.1%
BOC Hong Kong Holdings Ltd.	575	1,901
Prosus NV*	23	1,687
Yangzijiang Shipbuilding Holdings Ltd.	274	188

		3,776

Denmark — 0.8%
Carlsberg A/S, Class B	33	4,809
Chr Hansen Holding A/S(a)	44	3,266
Novo Nordisk A/S, Class B	243	14,795
Novozymes A/S, Class B(a)	83	4,330
Orsted A/S(a)(b)	49	5,301

		32,501

Finland — 0.3%
Elisa OYJ	73	4,394
UPM-Kymmene OYJ	168	5,287
Wartsila OYJ Abp	111	1,359

		11,040

France — 4.1%
Accor SA	108	4,419
Air Liquide SA	46	6,632
Airbus SE	80	11,687
Alstom SA	122	6,461
Arkema SA	42	3,875
AXA SA	274	7,282
BioMerieux	46	4,536
BNP Paribas SA	179	9,526
Capgemini SE	41	5,151
Dassault Systemes SE	26	4,478
Eiffage SA	45	5,256
Ipsen SA	20	1,510
Kering SA	12	7,070
L’Oreal SA	16	4,560
LVMH Moet Hennessy Louis Vuitton SE	28	12,037
Orange SA	351	4,965
Pernod Ricard SA	29	5,005
Renault SA	72	2,801
Safran SA	52	8,351
Sanofi	65	6,304
Schneider Electric SE	95	9,514
Thales SA(a)	46	5,071
TOTAL SA	242	11,783
Vinci SA	73	8,141
Vivendi SA	141	3,857

		160,272

Germany — 2.6%
adidas AG	21	6,736
Allianz SE (Registered)	49	11,667
BASF SE	54	3,613
Bayer AG (Registered)	78	6,252
Daimler AG (Registered)	86	3,984
Deutsche Post AG (Registered)	230	8,029
Deutsche Telekom AG (Registered)	458	7,423
Fresenius SE & Co. KGaA	72	3,700
Infineon Technologies AG	293	6,300
Merck KGaA	42	5,345
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	21	6,168
RWE AG	138	4,792
SAP SE	93	12,106
Siemens AG (Registered)*	64	7,939
Volkswagen AG (Preference)	41	7,309

		101,363

Hong Kong — 0.9%
AIA Group Ltd.	1,009	9,998
ASM Pacific Technology Ltd.	35	473
Bank of East Asia Ltd. (The)	36	78
CK Asset Holdings Ltd.	179	1,142
CK Infrastructure Holdings Ltd.	147	1,026
CLP Holdings Ltd.	164	1,700
Hang Lung Properties Ltd.	52	109
Hang Seng Bank Ltd.	71	1,427
Henderson Land Development Co. Ltd.	181	814
HKT Trust & HKT Ltd.	290	433
Hong Kong & China Gas Co. Ltd.	603	1,154
Hong Kong Exchanges & Clearing Ltd.	142	4,672
Hongkong Land Holdings Ltd.	98	520
Jardine Matheson Holdings Ltd.	10	546
Kerry Properties Ltd.	139	386
Link, REIT	158	1,598
MTR Corp. Ltd.	106	592
New World Development Co. Ltd.	321	401
NWS Holdings Ltd.(a)	215	276
Power Assets Holdings Ltd.	174	1,256
Sino Land Co. Ltd.	476	649
Sun Hung Kai Properties Ltd.	148	2,055
Swire Pacific Ltd., Class A	83	729
Techtronic Industries Co. Ltd.	106	842
WH Group Ltd.(b)	541	509
Wharf Real Estate Investment Co. Ltd.	149	770
Wheelock & Co. Ltd.	137	834
Yue Yuen Industrial Holdings Ltd.	131	363

		35,352

Ireland — 0.5%
CRH plc	180	6,762
Kerry Group plc, Class A	37	4,677
Kingspan Group plc	81	5,021
Kingspan Group plc	8	466
Ryanair Holdings plc, ADR*	38	3,333

		20,259

Israel — 0.0%(c)
Teva Pharmaceutical Industries Ltd., ADR*	155	1,610

Italy — 0.7%
Davide Campari-Milano SpA(a)	452	4,367
Enel SpA	1,123	9,786
FinecoBank Banca Fineco SpA(a)	254	2,970
Snam SpA	857	4,591
UniCredit SpA(a)	387	5,174

		26,888

Japan — 8.1%
Alfresa Holdings Corp.	7	139
Amada Holdings Co. Ltd.	105	1,095

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Asahi Group Holdings Ltd.	65		2,999
Asahi Intecc Co. Ltd.	10		287
Asahi Kasei Corp.	221		2,264
Astellas Pharma, Inc.	148		2,610
Bandai Namco Holdings, Inc.	23		1,325
Bridgestone Corp.	27		939
Canon, Inc.	52		1,371
Central Japan Railway Co.	20		4,004
Chubu Electric Power Co., Inc.	96		1,306
Chugai Pharmaceutical Co. Ltd.	13		1,291
Dai Nippon Printing Co. Ltd.	23		637
Daicel Corp.	77		732
Daifuku Co. Ltd.	4		241
Dai-ichi Life Holdings, Inc.	76		1,132
Daiichi Sankyo Co. Ltd.	67		4,534
Daikin Industries Ltd.	30		4,171
Daito Trust Construction Co. Ltd.	4		412
Daiwa House Industry Co. Ltd.	86		2,717
Daiwa House REIT Investment Corp., REIT	—	(d)	336
Denso Corp.	68		2,798
Dentsu Group, Inc.	30		981
East Japan Railway Co.	27		2,404
Eisai Co. Ltd.	20		1,537
Electric Power Development Co. Ltd.	64		1,434
FANUC Corp.	11		2,076
Fast Retailing Co. Ltd.	5		2,528
FUJIFILM Holdings Corp.	57		2,831
Fujitsu Ltd.	24		2,548
Fukuoka Financial Group, Inc.	71		1,236
Hankyu Hanshin Holdings, Inc.	12		467
Hino Motors Ltd.	53		495
Hitachi High-Technologies Corp.	18		1,308
Hitachi Ltd.	127		4,845
Honda Motor Co. Ltd.	191		4,875
Hoya Corp.	42		4,029
Idemitsu Kosan Co. Ltd.	13		324
Inpex Corp.	37		344
ITOCHU Corp.	186		4,347
J Front Retailing Co. Ltd.	109		1,311
Japan Airlines Co. Ltd.(a)	51		1,421
Japan Exchange Group, Inc.	31		557
Japan Post Holdings Co. Ltd.	44		403
Japan Prime Realty Investment Corp., REIT	—	(d)	421
Japan Real Estate Investment Corp., REIT	—	(d)	745
Japan Retail Fund Investment Corp., REIT	—	(d)	757
Japan Tobacco, Inc.	108		2,281
JFE Holdings, Inc.	22		262
JTEKT Corp.	23		247
JXTG Holdings, Inc.	571		2,427
Kajima Corp.	143		1,817
Kansai Paint Co. Ltd.	17		402
Kao Corp.	65		5,176
KDDI Corp.	127		3,823
Keikyu Corp.	27		495
Keyence Corp.	20		6,589
Kikkoman Corp.	7		329
Kintetsu Group Holdings Co. Ltd.	13		669
Kirin Holdings Co. Ltd.	108		2,374
Komatsu Ltd.	108		2,386
Konami Holdings Corp.	41		1,603
Kubota Corp.	168		2,631
Kuraray Co. Ltd.	98		1,173
Kurita Water Industries Ltd.	12		336
Kyocera Corp.	30		1,945
Kyowa Kirin Co. Ltd.	82		1,921
M3, Inc.	52		1,508
Marui Group Co. Ltd.	60		1,392
MEIJI Holdings Co. Ltd.	6		429
MINEBEA MITSUMI, Inc.	55		1,063
MISUMI Group, Inc.	14		352
Mitsubishi Corp.	179		4,599
Mitsubishi Electric Corp.	151		2,096
Mitsubishi Estate Co. Ltd.	146		2,850
Mitsubishi UFJ Financial Group, Inc.	1,347		6,914
Mitsui & Co. Ltd.	133		2,362
Mitsui Chemicals, Inc.	87		1,919
Mitsui Fudosan Co. Ltd.	141		3,732
Mizuho Financial Group, Inc.	1,231		1,825
MS&AD Insurance Group Holdings, Inc.	27		907
Murata Manufacturing Co. Ltd.	68		3,855
Nabtesco Corp.	53		1,516
Nexon Co. Ltd.*	35		478
NGK Spark Plug Co. Ltd.	56		977
NH Foods Ltd.	21		900
Nidec Corp.	29		3,597
Nintendo Co. Ltd.	13		4,709
Nippon Building Fund, Inc., REIT	—	(d)	826
Nippon Express Co. Ltd.	17		896
Nippon Prologis REIT, Inc., REIT	—	(d)	362
Nippon Steel Corp.	112		1,560
Nippon Telegraph & Telephone Corp.	177		4,523
Nippon Yusen KK	46		726
Nissan Motor Co. Ltd.	205		1,111
Nissin Foods Holdings Co. Ltd.	13		946
Nitori Holdings Co. Ltd.	15		2,300
Nitto Denko Corp.	4		195
Nomura Holdings, Inc.	131		668
Nomura Real Estate Master Fund, Inc., REIT	—	(d)	637
Nomura Research Institute Ltd.	84		1,851
NTT DOCOMO, Inc.	168		4,773
Obic Co. Ltd.	5		640
Oji Holdings Corp.	66		335
Olympus Corp.	94		1,524
Ono Pharmaceutical Co. Ltd.	83		1,907
Oriental Land Co. Ltd.	10		1,328
ORIX Corp.	183		3,085
Orix JREIT, Inc., REIT	—	(d)	315
Otsuka Corp.	42		1,642
Otsuka Holdings Co. Ltd.	63		2,777
Pan Pacific International Holdings Corp.	21		336
Panasonic Corp.	117		1,163
PeptiDream, Inc.*	5		246
Rakuten, Inc.	41		312
Recruit Holdings Co. Ltd.	133		5,176

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Renesas Electronics Corp.*	48		304
Resona Holdings, Inc.	400		1,649
Rohm Co. Ltd.(a)	18		1,302
Ryohin Keikaku Co. Ltd.	41		692
Santen Pharmaceutical Co. Ltd.	23		425
SBI Holdings, Inc.	48		1,106
Secom Co. Ltd.	10		904
Sega Sammy Holdings, Inc.	54		728
Seibu Holdings, Inc.	101		1,573
Sekisui House Ltd.	25		540
Seven & i Holdings Co. Ltd.	75		2,872
Shimadzu Corp.	33		926
Shimano, Inc.	6		905
Shin-Etsu Chemical Co. Ltd.	38		4,346
Shionogi & Co. Ltd.	11		672
Shiseido Co. Ltd.	51		3,290
SMC Corp.	6		2,547
Softbank Corp.	90		1,232
SoftBank Group Corp.	140		5,660
Sompo Holdings, Inc.	19		714
Sony Corp.	133		9,286
Square Enix Holdings Co. Ltd.	20		957
Stanley Electric Co. Ltd.	12		301
Subaru Corp.	19		483
Sumitomo Electric Industries Ltd.	103		1,377
Sumitomo Metal Mining Co. Ltd.	15		424
Sumitomo Mitsui Financial Group, Inc.	158		5,545
Sumitomo Mitsui Trust Holdings, Inc.	32		1,187
Sumitomo Realty & Development Co. Ltd.	44		1,631
Suntory Beverage & Food Ltd.	12		508
Suzuken Co. Ltd.	8		311
Suzuki Motor Corp.	56		2,576
T&D Holdings, Inc.	149		1,585
Taiheiyo Cement Corp.	44		1,192
Taisei Corp.	40		1,585
Takeda Pharmaceutical Co. Ltd.	125		4,797
TDK Corp.	7		783
Terumo Corp.	84		3,020
Tohoku Electric Power Co., Inc.	35		331
Tokio Marine Holdings, Inc.	74		4,011
Tokyo Electric Power Co. Holdings, Inc.*	66		263
Tokyo Electron Ltd.	19		4,245
Tokyo Gas Co. Ltd.	67		1,473
Tokyu Corp.	115		2,027
Toppan Printing Co. Ltd.	15		297
Toray Industries, Inc.	54		354
Toshiba Corp.	39		1,237
Toyota Industries Corp.	8		443
Toyota Motor Corp.	230		15,991
Toyota Tsusho Corp.	12		404
Trend Micro, Inc.	7		340
Unicharm Corp.	16		554
United Urban Investment Corp., REIT	—	(d)	389
Yakult Honsha Co. Ltd.	7		342
Yamato Holdings Co. Ltd.	37		584
Yaskawa Electric Corp.	10		353
Z Holdings Corp.	320		1,271

			315,434

Macau — 0.1%
Galaxy Entertainment Group Ltd.	227		1,485
Sands China Ltd.	265		1,279
Wynn Macau Ltd.	165		343

			3,107

Netherlands — 2.0%
Akzo Nobel NV	67		6,366
ASML Holding NV	45		12,610
Heineken NV	41		4,436
ING Groep NV	749		8,129
Koninklijke Ahold Delhaize NV	252		6,177
Koninklijke Philips NV	99		4,531
NN Group NV	102		3,539
NXP Semiconductors NV	32		4,048
Randstad NV	53		3,025
Royal Dutch Shell plc, Class A	491		12,906
Royal Dutch Shell plc, Class B	236		6,213
Wolters Kluwer NV	61		4,585

			76,565

New Zealand — 0.1%
Auckland International Airport Ltd.	139		774
Fletcher Building Ltd.	124		444
Ryman Healthcare Ltd.	62		653
Spark New Zealand Ltd.	266		798

			2,669

Norway — 0.1%
Telenor ASA	260		4,696

Singapore — 0.4%
Ascendas, REIT	313		721
CapitaLand Ltd.	349		919
CapitaLand Mall Trust, REIT	234		430
ComfortDelGro Corp. Ltd.	203		321
DBS Group Holdings Ltd.	214		3,937
Genting Singapore Ltd.	455		285
Jardine Cycle & Carriage Ltd.	10		213
Keppel Corp. Ltd.	172		837
Oversea-Chinese Banking Corp. Ltd.	459		3,611
Singapore Airlines Ltd.	50		310
Singapore Press Holdings Ltd.	120		176
Singapore Telecommunications Ltd.	1,072		2,578
United Overseas Bank Ltd.	32		589
Wilmar International Ltd.	312		890

			15,817

Spain — 0.8%
Amadeus IT Group SA	76		5,938
Banco Santander SA	1,327		5,230
Endesa SA	97		2,666
Iberdrola SA	819		8,956
Iberdrola SA*	15		166
Industria de Diseno Textil SA	117		3,933
Telefonica SA	352		2,380

			29,269

Sweden — 0.6%
Boliden AB*	129		3,062
Lundin Petroleum AB	92		2,790
Sandvik AB	234		4,263
SKF AB, Class B	162		2,964

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Svenska Handelsbanken AB, Class A(a)	620	6,078
Volvo AB, Class B	213	3,633

		22,790

Switzerland — 2.9%
ABB Ltd. (Registered)	159	3,695
Cie Financiere Richemont SA (Registered)	66	4,768
Credit Suisse Group AG (Registered)*	471	5,959
LafargeHolcim Ltd. (Registered)*	117	5,956
Lonza Group AG (Registered)*	18	7,423
Nestle SA (Registered)	288	31,753
Novartis AG (Registered)	225	21,227
Roche Holding AG	76	25,437
UBS Group AG (Registered)*	322	3,996
Zurich Insurance Group AG	7	2,826

		113,040

United Kingdom — 4.7%
3i Group plc	398	5,786
AstraZeneca plc	72	7,018
Barclays plc	2,533	5,594
Beazley plc	531	3,789
BP plc	2,374	14,290
British American Tobacco plc	190	8,392
Burberry Group plc	147	3,764
CK Hutchison Holdings Ltd.	270	2,384
Compass Group plc	101	2,496
Diageo plc	291	11,527
Fiat Chrysler Automobiles NV	311	4,047
GlaxoSmithKline plc	256	6,008
HSBC Holdings plc	1,359	9,882
InterContinental Hotels Group plc	74	4,546
Intertek Group plc	54	4,060
Liberty Global plc, Class C*	40	773
Linde plc	38	7,631
Lloyds Banking Group plc	5,262	3,928
London Stock Exchange Group plc	55	5,705
M&G plc*	841	2,654
Persimmon plc	109	4,388
Prudential plc	454	8,064
Reckitt Benckiser Group plc	66	5,460
RELX plc	309	8,211
SSE plc	354	7,039
St James’s Place plc	255	3,835
Standard Chartered plc	510	4,238
Taylor Wimpey plc	2,191	6,224
Tesco plc	1,624	5,282
Unilever NV	149	8,724
Unilever plc	75	4,503
Vodafone Group plc	2,030	3,988

		184,230

United States — 62.6%
Abbott Laboratories	53	4,631
AbbVie, Inc.	230	18,671
Accenture plc, Class A	102	20,878
Adobe, Inc.*	28	9,838
Advanced Micro Devices, Inc.*	208	9,763
AES Corp.	59	1,180
Air Products & Chemicals, Inc.	19	4,607
Akamai Technologies, Inc.*	9	832
Alexion Pharmaceuticals, Inc.*	53	5,311
Alleghany Corp.*	1	469
Allergan plc	29	5,433
Allstate Corp. (The)	111	13,164
Alphabet, Inc., Class A*	28	40,053
Alphabet, Inc., Class C*	30	42,994
Altice USA, Inc., Class A*	136	3,720
Altria Group, Inc.	159	7,540
Amazon.com, Inc.*	41	82,820
American Express Co.	157	20,434
American International Group, Inc.	126	6,356
Ameriprise Financial, Inc.	55	9,165
Amgen, Inc.	14	2,940
Analog Devices, Inc.	133	14,575
Anthem, Inc.	49	12,983
Apple, Inc.	427	132,221
Aramark	22	990
Arch Capital Group Ltd.*	42	1,833
Arrow Electronics, Inc.*	8	617
AT&T, Inc.	304	11,425
Automatic Data Processing, Inc.	108	18,460
AutoZone, Inc.*	9	9,848
AvalonBay Communities, Inc., REIT	17	3,593
Avery Dennison Corp.	41	5,365
Bank of America Corp.	1,029	33,780
Bank of New York Mellon Corp. (The)	19	829
Bausch Health Cos., Inc.*	33	919
Baxter International, Inc.	110	9,850
Becton Dickinson and Co.	37	10,309
Berkshire Hathaway, Inc., Class B*	117	26,253
Best Buy Co., Inc.	136	11,514
Biogen, Inc.*	30	8,198
BlackRock, Inc.	28	14,611
Boeing Co. (The)	7	2,360
Booking Holdings, Inc.*	4	6,689
BorgWarner, Inc.	28	946
Boston Properties, Inc., REIT	13	1,829
Boston Scientific Corp.*	244	10,219
Bristol-Myers Squibb Co.	334	21,027
Broadcom, Inc.	10	3,150
Cadence Design Systems, Inc.*	25	1,811
Camden Property Trust, REIT	6	715
Capital One Financial Corp.	102	10,135
Caterpillar, Inc.	44	5,724
CBRE Group, Inc., Class A*	30	1,836
CDK Global, Inc.	12	636
CDW Corp.	13	1,698
Celanese Corp.	74	7,688
Cerner Corp.	9	666
Charles Schwab Corp. (The)	139	6,314
Charter Communications, Inc., Class A*	39	20,323
Cheniere Energy, Inc.*	20	1,179
Chevron Corp.	198	21,173
Chubb Ltd.	15	2,267
Cigna Corp.	40	7,668
Cincinnati Financial Corp.	14	1,474
Cisco Systems, Inc.	209	9,616
Citigroup, Inc.	353	26,238
Citizens Financial Group, Inc.	163	6,093

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
CMS Energy Corp.	155	10,634
Coca-Cola Co. (The)	439	25,651
Cognizant Technology Solutions Corp., Class A	12	748
Comcast Corp., Class A	602	25,979
Conagra Brands, Inc.	45	1,495
Concho Resources, Inc.	32	2,439
ConocoPhillips	23	1,383
Constellation Brands, Inc., Class A	42	7,872
Cooper Cos., Inc. (The)	4	1,243
Corteva, Inc.	66	1,909
Costco Wholesale Corp.	32	9,685
Crown Holdings, Inc.*	89	6,602
CSX Corp.	67	5,100
Cummins, Inc.	56	9,018
CVS Health Corp.	28	1,888
Danaher Corp.	6	1,031
Darden Restaurants, Inc.	9	1,092
DaVita, Inc.*	33	2,637
Deere & Co.	33	5,288
Delta Air Lines, Inc.	126	7,042
DexCom, Inc.*	3	715
Diamondback Energy, Inc.	73	5,411
Discovery, Inc., Class A*(a)	141	4,120
Discovery, Inc., Class C*	169	4,688
Dow, Inc.	104	4,804
DuPont de Nemours, Inc.	86	4,409
Eastman Chemical Co.	100	7,160
Eaton Corp. plc	173	16,336
Edison International	108	8,293
Edwards Lifesciences Corp.*	18	3,848
Electronic Arts, Inc.*	77	8,284
Eli Lilly & Co.	136	19,058
Emerson Electric Co.	105	7,499
Entergy Corp.	88	11,580
EOG Resources, Inc.	173	12,598
Equinix, Inc., REIT	12	7,139
Equity Residential, REIT	101	8,397
Essex Property Trust, Inc., REIT	22	6,752
Estee Lauder Cos., Inc. (The), Class A	13	2,491
Expedia Group, Inc.	67	7,266
Exxon Mobil Corp.	205	12,729
F5 Networks, Inc.*	5	586
Facebook, Inc., Class A*	197	39,777
Federal Realty Investment Trust, REIT	38	4,808
Fidelity National Financial, Inc.	10	491
Fifth Third Bancorp	154	4,395
FirstEnergy Corp.	85	4,326
Fiserv, Inc.*	62	7,388
Flex Ltd.*	23	297
Ford Motor Co.	368	3,242
Fortinet, Inc.*	13	1,462
Freeport-McMoRan, Inc.	119	1,325
General Dynamics Corp.	81	14,182
General Mills, Inc.	189	9,869
General Motors Co.	154	5,131
Goldman Sachs Group, Inc. (The)	20	4,684
H&R Block, Inc.	17	400
Hartford Financial Services Group, Inc. (The)	202	11,979
Hasbro, Inc.	19	1,942
HD Supply Holdings, Inc.*	91	3,716
Hilton Worldwide Holdings, Inc.	74	7,973
Hologic, Inc.*	25	1,337
Home Depot, Inc. (The)	95	21,748
Honeywell International, Inc.	132	22,909
Host Hotels & Resorts, Inc., REIT	70	1,136
HP, Inc.	368	7,847
Humana, Inc.	12	3,968
IDEXX Laboratories, Inc.*	7	1,929
Illumina, Inc.*	12	3,549
Ingersoll-Rand plc	82	10,936
Intel Corp.	219	13,986
International Business Machines Corp.	55	7,858
Intuit, Inc.	62	17,323
Intuitive Surgical, Inc.*	10	5,479
Invitation Homes, Inc., REIT	113	3,570
James Hardie Industries plc, CHDI	54	1,134
JM Smucker Co. (The)	10	994
Johnson & Johnson	178	26,563
Jones Lang LaSalle, Inc.	3	549
Kansas City Southern(a)	54	9,148
KeyCorp	460	8,610
Kimberly-Clark Corp.	30	4,275
KLA Corp.	15	2,459
Las Vegas Sands Corp.	29	1,886
Lear Corp.	4	494
Leidos Holdings, Inc.	79	7,954
Lennar Corp., Class A	129	8,561
Liberty Broadband Corp., Class C*	10	1,301
Lowe’s Cos., Inc.(a)	136	15,841
Lyft, Inc., Class A*	37	1,780
LyondellBasell Industries NV, Class A	25	1,959
ManpowerGroup, Inc.	6	546
Marathon Petroleum Corp.	179	9,768
MarketAxess Holdings, Inc.	7	2,317
Masco Corp.	163	7,749
Mastercard, Inc., Class A	117	36,911
McDonald’s Corp.	30	6,401
McKesson Corp.	51	7,310
Medtronic plc	189	21,781
Merck & Co., Inc.	311	26,610
MetLife, Inc.	200	9,962
Microchip Technology, Inc.(a)	21	1,998
Micron Technology, Inc.*	26	1,402
Microsoft Corp.	710	120,910
Mid-America Apartment Communities, Inc., REIT	11	1,467
Mondelez International, Inc., Class A	291	16,704
Morgan Stanley	337	17,621
Motorola Solutions, Inc.	10	1,837
National Retail Properties, Inc., REIT	12	680
Netflix, Inc.*	50	17,277
Newmont Corp.	38	1,689
NextEra Energy, Inc.	80	21,446
Nielsen Holdings plc	48	976
NIKE, Inc., Class B	147	14,111
Norfolk Southern Corp.	87	18,191

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Northrop Grumman Corp.	24	8,937
Nucor Corp.	28	1,325
NVIDIA Corp.	68	16,022
ON Semiconductor Corp.*	213	4,928
ONEOK, Inc.	159	11,916
Oracle Corp.	16	853
O’Reilly Automotive, Inc.*	15	6,072
Ovintiv, Inc.	29	453
Owens Corning	9	551
Packaging Corp. of America	35	3,369
Palo Alto Networks, Inc.*	7	1,539
Parker-Hannifin Corp.	50	9,731
Parsley Energy, Inc., Class A	91	1,514
PayPal Holdings, Inc.*	206	23,410
PepsiCo, Inc.	34	4,788
Pfizer, Inc.	258	9,594
Philip Morris International, Inc.	255	21,103
Phillips 66	21	1,955
Pioneer Natural Resources Co.	82	11,032
Principal Financial Group, Inc.	24	1,293
Procter & Gamble Co. (The)	216	26,881
Prologis, Inc., REIT	117	10,858
Prudential Financial, Inc.	26	2,364
PulteGroup, Inc.	21	921
QUALCOMM, Inc.	13	1,135
Ralph Lauren Corp.	19	2,146
Regeneron Pharmaceuticals, Inc.*	14	4,737
Regions Financial Corp.	267	4,158
Ross Stores, Inc.	65	7,282
Royal Caribbean Cruises Ltd.	52	6,122
S&P Global, Inc.	57	16,867
Sabre Corp.	23	485
salesforce.com, Inc.*	135	24,679
SBA Communications Corp., REIT	10	2,460
SEI Investments Co.	19	1,266
Sempra Energy	54	8,724
ServiceNow, Inc.*	15	5,097
Snap, Inc., Class A*	68	1,244
Snap-on, Inc.	36	5,717
Southern Co. (The)	162	11,411
Spirit AeroSystems Holdings, Inc., Class A	5	313
Stanley Black & Decker, Inc.	46	7,387
State Street Corp.	149	11,291
Steel Dynamics, Inc.	9	278
Sun Communities, Inc., REIT	5	762
Synchrony Financial	46	1,477
Target Corp.	56	6,208
TD Ameritrade Holding Corp.	100	4,736
Teradyne, Inc.	164	10,816
Tesla, Inc.*	2	1,171
Texas Instruments, Inc.	178	21,501
Thermo Fisher Scientific, Inc.	58	18,227
TJX Cos., Inc. (The)	167	9,874
T-Mobile US, Inc.*	43	3,389
Truist Financial Corp.	45	2,305
Tyson Foods, Inc., Class A	27	2,208
Union Pacific Corp.	58	10,352
United Airlines Holdings, Inc.*	20	1,473
United Parcel Service, Inc., Class B	62	6,366
United Technologies Corp.	116	17,348
UnitedHealth Group, Inc.	113	30,823
US Bancorp	44	2,342
Ventas, Inc., REIT	79	4,578
VEREIT, Inc., REIT	104	1,018
Verisk Analytics, Inc.	6	1,024
Verizon Communications, Inc.	446	26,512
Vertex Pharmaceuticals, Inc.*	54	12,336
VICI Properties, Inc., REIT	116	3,112
Visa, Inc., Class A	149	29,566
Voya Financial, Inc.	74	4,414
Walmart, Inc.	92	10,493
Walt Disney Co. (The)	77	10,646
Waste Management, Inc.	37	4,516
Wells Fargo & Co.	362	16,999
Weyerhaeuser Co., REIT	39	1,130
Workday, Inc., Class A*	24	4,400
Xcel Energy, Inc.	117	8,067
Xilinx, Inc.	32	2,701
Yum! Brands, Inc.	104	11,049
Zimmer Biomet Holdings, Inc.	92	13,663

		2,443,289

TOTAL COMMON STOCKS (Cost $2,602,439)		3,854,333

SHORT-TERM INVESTMENTS — 2.0%
INVESTMENT COMPANIES — 1.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(e)(f)(Cost $42,390)	42,382	42,398

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(e)(f)	28,500	28,506
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(e)(f)	7,826	7,826

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $36,332)		36,332

TOTAL SHORT-TERM INVESTMENTS (Cost $78,722)		78,730

Total Investments — 100.8% (Cost $2,681,161)		3,933,063
Liabilities in Excess of Other Assets — (0.8)%		(31,570)

Net Assets — 100.0%		3,901,493

Percentages indicated are based on net assets.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	6.6%
Pharmaceuticals	5.8
Software	5.3
IT Services	4.6
Oil, Gas & Consumable Fuels	4.5
Technology Hardware, Storage & Peripherals	3.7
Semiconductors & Semiconductor Equipment	3.4
Capital Markets	3.3
Insurance	3.3
Interactive Media & Services	3.2
Electric Utilities	2.8
Health Care Equipment & Supplies	2.7
Internet & Direct Marketing Retail	2.6
Specialty Retail	2.3
Machinery	2.3
Chemicals	2.1
Beverages	2.1
Equity Real Estate Investment Trusts (REITs)	2.0
Health Care Providers & Services	1.9
Food Products	1.8
Diversified Telecommunication Services	1.8
Road & Rail	1.8
Aerospace & Defense	1.7
Media	1.6
Biotechnology	1.5
Hotels, Restaurants & Leisure	1.4
Automobiles	1.3
Textiles, Apparel & Luxury Goods	1.3
Metals & Mining	1.2
Entertainment	1.2
Food & Staples Retailing	1.1
Electrical Equipment	1.1
Tobacco	1.0
Others (each less than 1.0%)	14.6
Short-Term Investments	1.1

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

Abbreviations

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at January 31, 2020. The total value of securities on loan at January 31, 2020 is approximately $33,869,000.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Amount rounds to less than one thousand.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of January 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	115	03/2020	EUR	4,625	(110)
S&P 500 E-Mini Index	236	03/2020	USD	38,055	(3)

					(113)

Abbreviations

EUR	Euro
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2020 (Unaudited) (continued)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$99,410	$—	$99,410
Austria	—	5,669	—	5,669
Belgium	—	7,975	—	7,975
China	—	3,776	—	3,776
Denmark	—	32,501	—	32,501
Finland	1,359	9,681	—	11,040
France	—	160,272	—	160,272
Germany	—	101,363	—	101,363
Hong Kong	—	35,352	—	35,352
Ireland	3,799	16,460	—	20,259
Italy	—	26,888	—	26,888
Japan	1,026	314,408	—	315,434
Macau	—	3,107	—	3,107
Netherlands	4,048	72,517	—	76,565
New Zealand	—	2,669	—	2,669
Norway	—	4,696	—	4,696
Singapore	—	15,817	—	15,817
Spain	166	29,103	—	29,269
Sweden	—	22,790	—	22,790
Switzerland	—	113,040	—	113,040
United Kingdom	14,628	169,602	—	184,230
United States	2,442,155	1,134	—	2,443,289
Other Common Stocks	138,922	—	—	138,922

Total Common Stocks	2,606,103	1,248,230	—	3,854,333

Short-Term Investments
Investment Companies	42,398	—	—	42,398
Investment of cash collateral from securities loaned	36,332	—	—	36,332

Total Short-Term Investments	78,730	—	—	78,730

Total Investments in Securities	$2,684,833	$1,248,230	$—	$3,933,063

Depreciation in Other Financial Instruments
Futures Contracts	$(3)	$(110)	$—	$(113)

There were no transfers into or out of level 3 for the period ended January 31, 2020.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended January 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)		Value at January 31, 2020	Shares at January 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.67%(a)(b)	$—	$189,245	$146,856	$1	$8		$42,398	42,382	$172	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 1.80%(a)(b)	27,504	82,000	81,000	2	—	(c)	28,506	28,500	104	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.53%(a)(b)	11,680	79,570	83,424	—	—		7,826	7,826	36	—

Total	$39,184	$350,815	$311,280	$3	$8		$78,730		$312	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2020.
(c)	Amount rounds to less than one thousand.